SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)			2 Months Ended
	Aug. 04, 2015	Jul. 27, 2015	Sep. 30, 2015
Subsequent Event
Date of dividends declaration		Jul. 27, 2015
Cash distribution (in dollars per share)		$ 0.5775
Number of shares		62,870,335
Golar
Subsequent Event
Percentage ownership in subsidiary			30.40%
Golar | Golar LNG Partners
Subsequent Event
Unit repurchase program, authorized amount (in usd)	$ 25,000,000
Unit repurchase program, period in force	12 months
Unit repurchase program, amount repurchased to date			$ 5,000,000